Fair value of financial instrument - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Detail) - Recurring [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance			$ 651,710
Fair value assets, ending balance	$ 726,371		726,371
Fair value liabilities, beginning balance			534,521
Fair value liabilities, ending balance	616,650		616,650
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,974	$ 2,377	2,204	$ 2,155
Gains (losses) included in earnings	(60)	5	43	(18)
Gains (losses) included in OCI	(26)	(74)	32	(106)
Purchases (issuances)	365	92	407	271
Settlement (sales) and other	(37)	(86)	(408)	(110)
Transfers into Level 3	(107)	(153)	(157)	(117)
Transfers out of Level 3	(58)	(47)	(70)	39
Fair value assets, ending balance	2,051	2,114	2,051	2,114
Gains (losses) included in earnings for positions still held	(34)	53	374	113
Fair value liabilities, beginning balance	(129)	(182)	(158)	(177)
Gains (losses) included in earnings	(3)	(26)	(9)	(33)
Gains (losses) included in OCI		2	(1)	6
Purchases (issuances)	(52)	(47)	(79)	(92)
Settlement (sales) and other	16	36	21	51
Transfers into Level 3	(16)	(5)	(36)	(77)
Transfers out of Level 3	24	141	102	241
Fair value liabilities, ending balance	(160)	(81)	(160)	(81)
Gains (losses) included in earnings for positions still held	8	9	(9)	34
Level 3 [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	524	511	506	522
Gains (losses) included in OCI	(7)	(24)	41	(38)
Purchases (issuances)	2		8
Settlement (sales) and other		1	(1)	4
Transfers out of Level 3			(35)
Fair value assets, ending balance	519	488	519	488
Level 3 [member] | Interest rate contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(555)	(643)	(635)	(588)
Gains (losses) included in earnings	(146)	(32)	(157)	(31)
Gains (losses) included in OCI	(3)		(2)	(2)
Purchases (issuances)	99	15	100	12
Settlement (sales) and other	(16)	(2)	66	(40)
Transfers into Level 3		(6)		(9)
Transfers out of Level 3	(42)	2	(35)	(8)
Fair value assets, ending balance	(663)	(666)	(663)	(666)
Gains (losses) included in earnings for positions still held	(163)	(32)	108	(23)
Level 3 [member] | Foreign exchange contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	7	42	47	22
Gains (losses) included in earnings	(17)	12	(47)	25
Gains (losses) included in OCI		(2)	1	1
Purchases (issuances)	21	10	21	15
Settlement (sales) and other	16	(8)	12	(14)
Transfers into Level 3		6		7
Transfers out of Level 3	(3)	(14)	(10)	(10)
Fair value assets, ending balance	24	46	24	46
Gains (losses) included in earnings for positions still held	(12)	12	53	29
Level 3 [member] | Other contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(448)	(100)	(393)	(301)
Gains (losses) included in earnings	123	14	184	3
Gains (losses) included in OCI	(3)	2	(11)	13
Purchases (issuances)	(12)	(39)	(115)	(56)
Settlement (sales) and other	6		48	47
Transfers into Level 3	(117)	(232)	(193)	(224)
Transfers out of Level 3	15	14	44	177
Fair value assets, ending balance	(436)	(341)	(436)	(341)
Gains (losses) included in earnings for positions still held	107	6	166	20
Level 3 [member] | Valuation adjustments [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	39	36	20	40
Settlement (sales) and other	(11)	(15)	(11)	(19)
Transfers into Level 3			19
Fair value assets, ending balance	28	21	28	21
Level 3 [member] | Other assets [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Purchases (issuances)	15		15
Fair value assets, beginning balance		9		53
Gains (losses) included in earnings				(39)
Gains (losses) included in OCI				(2)
Settlement (sales) and other		(7)		(10)
Fair value assets, ending balance	15	2	15	2
Gains (losses) included in earnings for positions still held				(39)
Level 3 [member] | Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	155	154	152	160
Gains (losses) included in OCI	(6)	(9)	(3)	(16)
Settlement (sales) and other		1		2
Fair value assets, ending balance	149	146	149	146
Level 3 [member] | Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	349	336	334	335
Gains (losses) included in OCI	(2)	(14)	43	(15)
Purchases (issuances)	2		8
Transfers out of Level 3			(35)
Fair value assets, ending balance	349	322	349	322
Settlement (sales) and other			(1)	2
Level 3 [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	679	1,113	1,077	1,070
Gains (losses) included in earnings	(23)	(18)	(13)	(23)
Gains (losses) included in OCI	(24)	(15)	(32)	(9)
Purchases (issuances)	161	51	217	133
Settlement (sales) and other	(1)	(4)	(462)
Transfers into Level 3	9	54	16	70
Transfers out of Level 3	(19)	(36)	(21)	(96)
Fair value assets, ending balance	782	1,145	782	1,145
Gains (losses) included in earnings for positions still held	38	18	(46)	38
Level 3 [member] | Mortgage-backed securities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	20	21	20	27
Gains (losses) included in OCI	1	(1)	1	(7)
Fair value assets, ending balance	21	20	21	20
Level 3 [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,728	1,409	1,582	1,337
Gains (losses) included in earnings	3	29	76	47
Gains (losses) included in OCI	11	(35)	35	(69)
Purchases (issuances)	79	55	161	167
Settlement (sales) and other	(31)	(51)	(60)	(78)
Transfers into Level 3	1	25	1	39
Transfers out of Level 3	(9)	(13)	(13)	(24)
Fair value assets, ending balance	1,782	1,419	1,782	1,419
Gains (losses) included in earnings for positions still held	(4)	49	93	88
Level 3 [member] | Trading Securities [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	22	39	25	44
Gains (losses) included in OCI		(2)	1	(3)
Settlement (sales) and other	(6)	(4)	(10)	(8)
Fair value assets, ending balance	16	33	16	33
Level 3 [member] | Trading Securities [member] | Asset-backed securities, Non-CDO securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2	2	2	2
Fair value assets, ending balance	2	2	2	2
Level 3 [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	15	36	25	30
Gains (losses) included in earnings	(1)	(1)	(2)	(1)
Purchases (issuances)				3
Settlement (sales) and other		(4)	(5)	(4)
Transfers into Level 3				14
Transfers out of Level 3	(9)	(13)	(13)	(24)
Fair value assets, ending balance	5	18	5	18
Gains (losses) included in earnings for positions still held		(1)		(1)
Level 3 [member] | Trading Securities [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,689	1,332	1,530	1,261
Gains (losses) included in earnings	4	30	78	48
Gains (losses) included in OCI	11	(33)	34	(66)
Purchases (issuances)	79	55	161	164
Settlement (sales) and other	(25)	(43)	(45)	(66)
Transfers into Level 3	1	25	1	25
Fair value assets, ending balance	1,759	1,366	1,759	1,366
Gains (losses) included in earnings for positions still held	(4)	50	93	89
Level 3 [member] | Deposits - Personal [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance	(122)	(169)	(151)	(139)
Gains (losses) included in earnings	(3)	(26)	(9)	(55)
Gains (losses) included in OCI		2	(1)	5
Purchases (issuances)	(52)	(47)	(79)	(92)
Settlement (sales) and other	12	34	17	47
Transfers into Level 3	(16)	(5)	(36)	(77)
Transfers out of Level 3	24	141	102	241
Fair value liabilities, ending balance	(157)	(70)	(157)	(70)
Gains (losses) included in earnings for positions still held	8	9	(9)	12
Level 3 [member] | Other liabilities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance	(7)	(13)	(7)	(38)
Gains (losses) included in earnings				22
Gains (losses) included in OCI				1
Settlement (sales) and other	4	2	4	4
Fair value liabilities, ending balance	$ (3)	$ (11)	$ (3)	(11)
Gains (losses) included in earnings for positions still held				$ 22